Derivative Instruments (Schedule Of Collateral Amounts With Rights To Reclaim Or Obligation To Return Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNC)	$ 3,273	$ 5,574
Collateral Posted by LNC (Held by Counter-Party)	(172)	(721)
AA- [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNC)	383	2,346
Collateral Posted by LNC (Held by Counter-Party)	(6)	(281)
A+ [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNC)	1,718	2,772
Collateral Posted by LNC (Held by Counter-Party)	(166)	(251)
A [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNC)	$ 1,172	456
Collateral Posted by LNC (Held by Counter-Party)		$ (189)